Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

		Group
	2020	2019
	£m	£m
Guarantees given to third parties	939	1,198
Formal standby facilities, credit lines and other commitments	42,221	40,397
	43,160	41,595